Vessels, Net, Vessel Held for Sale (Details) - USD ($) $ in Thousands			6 Months Ended
	May 22, 2025	Dec. 20, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Vessel Held for Sale [Abstract]
Balance outstanding			$ 65,857		$ 78,753
Vessel held for sale			16,079		14,880
Proceeds from sale of vessel			16,000	$ 0
Loss on sale of vessel, net			(155)	$ 0
Huarong Sale and Leaseback [Member]
Vessel Held for Sale [Abstract]
Balance outstanding	$ 7,500
Tradership [Member]
Vessel Held for Sale [Abstract]
Sales price	18,500
Unamortized balance of vessel cost	15,808
Unamortized balance of drydocking cost	$ 271
Vessel held for sale			16,079
Gloriuship [Member]
Vessel Held for Sale [Abstract]
Sales price		$ 14,880
Vessel held for sale					$ 14,880
Proceeds from sale of vessel			16,000
Loss on sale of vessel, net		$ (155)
Capitalized Expenditures for Improvements on Vessels Performance and Meeting Environmental Standards [Member]
Vessel Held for Sale [Abstract]
Gross purchase price			$ 582